CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets, net	$ 2,960,002	$ 2,742,971
Property, plant and equipment, net	74,742	75,480
Right-of-use asset	9,192	12,902
Investments in associates	1,911	2,355
Other financial assets at fair value through profit or loss	3,160	3,344
Other financial assets at amortized cost	3,764	15,838
Derivative financial instruments	67
Deferred tax assets	54,882	68,867
Inventories	254	0
Other receivables	78,765	72,373
Trade receivables	1,581	184
Total non-current assets	3,188,320	2,994,314
Current assets
Inventories	15,765	11,520
Other financial assets at fair value through profit or loss	12,792	28,499
Other financial assets at amortized cost	53,905	46,800
Other receivables	57,800	66,421
Current tax assets	10,852	14,450
Derivative financial instruments		137
Trade receivables	111,089	82,707
Cash and cash equivalents	385,265	375,783
Total current assets	647,468	626,317
Total assets	3,835,788	3,620,631
EQUITY
Share capital	163,223	163,223
Share premium	183,430	183,430
Treasury shares	(4,600)	(4,772)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(251,145)	(321,647)
Legal reserves	1,081	1,081
Other reserves	(1,314,025)	(1,321,211)
Retained earnings	201,193	32,689
Total attributable to owners of the parent	716,095	469,731
Non-controlling interests	146,274	303,877
Total equity	862,369	773,608
Non-current liabilities
Borrowings	1,287,421	1,018,337
Deferred tax liabilities	232,458	227,421
Other liabilities	768,383	743,799
Lease liabilities	5,531	8,484
Trade payables	3,307	6,695
Total Non-current liabilities	2,297,100	2,004,736
Current liabilities
Borrowings	178,016	421,266
Other liabilities	357,078	284,826
Lease liabilities	3,278	3,765
Derivative financial instruments liabilities	51
Current tax liabilities	13,794	16,188
Trade payables	124,102	116,242
Total current liabilities	676,319	842,287
Total liabilities	2,973,419	2,847,023
Total equity and liabilities	$ 3,835,788	$ 3,620,631